UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

MAXIM SERIES FUND, INC.
(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)

M.T.G. Graye
President and Chief Executive Officer
Maxim Series Fund, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)

Registrant's telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: June 30, 2010

MAXIM SERIES FUND, INC.

Maxim Small-Cap Value Portfolio

Semi-Annual Report

June 30, 2010

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of any Portfolio of Maxim Series Fund, Inc. (the “Fund”). Such offering is made only by the prospectus(es) of the Fund, which include details as to offering price and other information.

MAXIM SERIES FUND, INC.
Financial Reports for the Six Months Ended June 30, 2010
Maxim Small-Cap Value Portfolio

MAXIM SERIES FUND, INC.

MAXIM SMALL-CAP VALUE PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2010
UNAUDITED

ASSETS:
Investments in securities, market value (1)	$82,229,168
Cash	51,422
Dividends receivable	157,156
Subscriptions receivable	112,609
Receivable for investments sold	863,773

Total assets	83,414,128

LIABILITIES:
Due to investment adviser	108,821
Redemptions payable	577,194
Payable for investments purchased	1,142,691
Variation margin on futures contracts	11,840

Total liabilities	1,840,546

NET ASSETS	$81,573,582

NET ASSETS REPRESENTED BY:
Capital stock, $.10 par value	$955,780
Additional paid-in capital	90,056,367
Net unrealized appreciation on investments and futures contracts	4,145,187
Undistributed net investment income	50,245
Accumulated net realized loss on investments and futures contracts	(13,633,997)

NET ASSETS	$81,573,582

NET ASSET VALUE PER OUTSTANDING SHARE	$8.53
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
Authorized	125,000,000
Outstanding	9,557,805

(1) Cost of investments in securities	$77,996,097

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM SMALL-CAP VALUE PORTFOLIO
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2010
UNAUDITED

INVESTMENT INCOME:
Interest	$765
Dividends	1,001,458
Foreign withholding tax	(609)

Total income	1,001,614

EXPENSES:
Management fees	759,204

NET INVESTMENT INCOME	242,410

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	24,216,588
Net realized gain on futures contracts	413,725
Change in net unrealized appreciation on investments	(17,258,107)
Change in net unrealized depreciation on futures contracts	(142,276)

Net realized and unrealized gain on investments	7,229,930

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$7,472,340

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM SMALL-CAP VALUE PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 2010 AND YEAR ENDED DECEMBER 31, 2009

	2010	2009
	UNAUDITED

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income
Net realized gain (loss) on investments	24,216,588	(21,375,183)
Net realized gain on futures contracts	413,725	404,169
Change in net unrealized appreciation on investments	(17,258,107)	51,114,530
Change in net unrealized appreciation (depreciation) on futures contracts	(142,276)	9,272

Net increase in net assets resulting from operations	7,472,340	31,929,930

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(192,165)	(1,449,604)

SHARE TRANSACTIONS:
Net proceeds from sales of shares	32,696,839	64,608,066
Reinvestment of distributions	192,165	1,449,604
Redemptions of shares	(99,626,729)	(101,356,633)

Net decrease in net assets resulting from share transactions	(66,737,725)	(35,298,963)

Total decrease in net assets	(59,457,550)	(4,818,637)

NET ASSETS:
Beginning of period	141,031,132	145,849,769

End of period (1)

OTHER INFORMATION:

SHARES:
Sold	3,729,923	9,284,689
Issued in reinvestment of distributions	21,304	195,501
Redeemed	(10,887,447)	(13,437,314)

Net decrease	(7,136,220)	(3,957,124)

(1) Including undistributed net investment income

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM SMALL-CAP VALUE PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the period indicated is as follows:

	Six Months Ended June 30,		Year Ended December 31,	Period Ended December 31,
	2010		2009	2008 +
	UNAUDITED

Net Asset Value, Beginning of Period	$8.45		$7.06	$10.00

Income from Investment Operations

Net investment income	0.03		0.07	0.05
Net realized and unrealized gain (loss)	0.07		1.39	(2.94)

Total Income (Loss) From Investment Operations	0.10		1.46	(2.89)

Less Distributions

From net investment income	(0.02)		(0.07)	(0.05)

Net Asset Value, End of Period	$8.53		$8.45	$7.06

Total Return ±	1.18%	^	20.87%	(28.84%)	^

Net Assets, End of Period ($000)	$81,574		$141,031	$145,850

Ratio of Expenses to Average Net Assets	1.40%	*	1.40%	1.40%	*

Ratio of Net Investment Income to
Average Net Assets	0.45%	*	1.25%	1.24%	*

Portfolio Turnover Rate	45.14%	^	95.25%	66.07%	^

+ The portfolio commenced operations on May 15, 2008.

^	Based on operations for the period shown and, accordingly, are not representative of a full year.

* Annualized.

±	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM SMALL-CAP VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2010
UNAUDITED

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company.  The Fund presently consists of fifty-four portfolios.  Interests in the Maxim Small-Cap Value Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund.  The investment objective of the Portfolio is to seek long-term growth of capital.  The Portfolio is diversified as defined in the 1940 Act.  The Portfolio is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies (variable insurance contracts), to individual retirement account (IRA) owners, to qualified retirement plans and college savings programs, and to asset allocation portfolios that are series of the fund.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period.  Actual results could differ from those estimates.  The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost, which approximates fair value.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used.  If the closing price is not available, the current bid will be used.  For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign securities are valued at the closing price on the security’s primary exchange.  If the closing price is not available, the current bid will be used.  Foreign exchange rates are determined by utilizing the New York closing rates.

Independent pricing services are utilized when possible and approved by the Board of Directors.  In some instances valuations from independent pricing services are not available or do not reflect significant events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented.  Developments that might be considered significant events to trigger fair value pricing could be natural disasters, government actions or significant fluctuations in domestic or foreign markets.

For foreign equity securities, factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of the U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds.

The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value.  This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing.

The Portfolio classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Portfolio’s investments.  The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on either directly or indirectly observable inputs.  These may include quoted prices in markets that are not active or quoted prices for similar assets in active markets.  Valuations may also be based on inputs other than quoted prices that are observable for the asset, such as interest rates and yield curves.  Additional inputs may be used such as benchmark yields, reported trades, broker/dealer quotes, issuer spreads, prepayment speeds and benchmark securities.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

As of June 30, 2010, the inputs used to value the Portfolio’s investments were as detailed in the following table.  At no point during the period did the Portfolio hold securities valued with Level 3 inputs.

Description	Level 1		Level 2		Level 3		Total
Assets	$		$		$		$
Common Stock
Aerospace & defense		1,125,329		-		-		1,125,329
Air freight		932,716		-		-		932,716
Airlines		901,547		-		-		901,547
Auto parts & equipment		315,237		-		-		315,237
Banks		8,448,286		-		-		8,448,286
Biotechnology		549,446		-		-		549,446
Broadcast/media		126,445		-		-		126,445
Building materials		450,460		-		-		450,460
Chemicals		2,534,301		-		-		2,534,301
Communications - equipment		953,980		-		-		953,980
Computer hardware &
systems		313,515		-		-		313,515
Computer software &
services		1,468,852		-		-		1,468,852
Conglomerates		584,523		-		-		584,523
Cosmetics & personal care		30,520		-		-		30,520
Distributors		1,026,938		-		-		1,026,938
Electric companies		2,341,449		-		-		2,341,449
Electronic instruments &
equipment		3,703,909		-		-		3,703,909
Electronics - semiconductor		1,357,685		-		-		1,357,685
Financial services		3,538,747		-		-		3,538,747
Food & beverages		617,472		-		-		617,472
Foreign banks		773,131		-		-		773,131
Gold, metals & mining		460,388		-		-		460,388
Health care related		1,451,598		-		-		1,451,598
Homebuilding		1,692,585		-		-		1,692,585
Hotels/motels		23,283		-		-		23,283
Household goods		1,234,844		-		-		1,234,844
Insurance related		5,371,371		-		-		5,371,371
Investment bank/brokerage
firm		548,164		-		-		548,164
Leisure & entertainment		1,208,363		-		-		1,208,363
Machinery		2,371,870		-		-		2,371,870
Manufacturing		117,854		-		-		117,854
Medical products		1,960,765		-		-		1,960,765
Miscellaneous		167,783		-		-		167,783
Oil & gas		3,284,412		-		-		3,284,412
Paper & forest products		1,327,526		-		-		1,327,526
Personal loans		800,210		-		-		800,210
Pharmaceuticals		1,105,061		-		-		1,105,061
Pollution control		42,643		-		-		42,643
Printing & publishing		841,108		-		-		841,108
Real estate		9,676,418		-		-		9,676,418
Restaurants		1,252,882		-		-		1,252,882
Retail		3,738,061		-		-		3,738,061
Savings & loans		1,989,155		-		-		1,989,155
Specialized services		2,036,065		-		-		2,036,065
Telephone &
telecommunications		1,127,656		-		-		1,127,656
Textiles		867,827		-		-		867,827
Tobacco		144,544		-		-		144,544
Transportation		1,308,836		-		-		1,308,836
Utilities		2,017,010		-		-		2,017,010
Water		28,450		-		-		28,450
Short-term Investments		-		1,937,948		-		1,937,948
Total Assets		80,291,220		1,937,948		-		82,229,168
Liabilities
Other Financial Instruments*		11,840		-		-		11,840
Total Liabilities		11,840		-		-		11,840
Total		$80,279,380		$1,937,948		$-		$82,217,328

*Other financial instruments consist of futures.  Futures are reported at their variation margin as of June 30, 2010.

Financial Futures Contracts

Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit).  Receipts or payments, known as variation margin, are made or received by the Portfolio each day, depending on the daily fluctuations in the fair value of the underlying security.  When the Portfolio enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed.

Dividends

Dividends from net investment income of the Portfolio are declared and paid semi-annually.  Income dividends are reinvested in additional shares at net asset value.  Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date).  The cost of investments sold is determined on a specific lot selection.

Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its investment company taxable net income, including realized gain not offset by capital loss carryforwards, if any, to its shareholders.  Management has concluded that the Portfolio has taken no uncertain tax positions that require adjustment to the financial statements.  Accordingly, no provision for federal income or excise taxes has been made.  The Portfolio files income tax returns in the U.S. federal jurisdiction and Colorado.  No federal income tax returns are currently under examination.  The statute of limitations on the Portfolio’s federal tax return filings remains open for the years ended December 31, 2008 through December 31, 2009.

Classification of Distributions to Shareholders

The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

Application of Recent Accounting Pronouncements

In January 2010, the FASB issued ASU No. 2010-06 “Fair Value Measurements and Disclosures: Improving Disclosures about Fair Value Measurements” (ASU No. 2010-06).  ASU No. 2010-06 provides for disclosure of significant transfers in and out of the fair value hierarchy Levels 1 and 2, and the reasons for these transfers.  In addition, ASU No. 2010-06 provides for separate disclosure about purchases, sales, issuances and settlements in the Level 3 hierarchy roll forward activity.  ASU No. 2010-06 is effective for interim and annual periods beginning after December 31, 2009 except for the provisions relating to purchases, sales, issuances and settlements of Level 3 investments, which are effective for fiscal years beginning after December 15, 2010.  The Portfolio adopted the disclosure provisions of ASU 2010-06 for its fiscal year beginning January 1, 2010 and will adopt the Level 3 purchase, sales, issuances and settlement provisions for its fiscal year beginning January 1, 2011.  The adoption of ASC No. 2010-06 did not have an impact on the Portfolio’s financial position or the results of its operations.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A.  As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 1.40% of the average daily net assets of the Portfolio.   The management fee encompasses fund operation expenses.

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Portfolio.  FASCore, LLC, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

The total compensation paid to the independent directors with respect to all fifty-four portfolios for which they serve as Directors was $130,500 for the six months ended June 30, 2010. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries.  No officer or interested director of the Fund receives any compensation directly from the Fund.

3.	PURCHASES AND SALES OF INVESTMENT SECURITIES

For the six months ended June 30, 2010, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $47,446,173 and $113,712,666 respectively.  For the same period, there were no purchases or sales of long-term U.S. Government securities.

4.	UNREALIZED APPRECIATION (DEPRECIATION)

At June 30, 2010, the U.S. Federal income tax cost basis was $80,229,018. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $7,693,640 and gross depreciation of securities in which there was an excess of tax cost over value of $5,693,490 resulting in net appreciation of $2,000,150.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

The Portfolio uses futures contracts in order to equitize uninvested cash with the objective of minimizing risk of expected tracking error versus the benchmark index.  Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized.  The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Valuation of derivative instruments as of June 30, 2010 is as follows:

	Asset Derivatives		Liability Derivatives
Derivatives Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Futures Contracts	-	-	Variation margin on futures contracts	$11,840

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2010 is as follows:

	Realized Gain/Loss		Unrealized Gain/Loss
Derivatives Not Accounted for as Hedging Instruments	Statement of Operations Location	Amount	Statement of Operations Location	Amount
Futures Contracts	Net realized gain on futures contracts	$413,725	Change in net unrealized depreciation on futures contracts	$(142,276)

The number of futures contracts held at June 30, 2010 is representative of futures contracts activity during the six months ended June 30, 2010.

6.	DISTRIBUTIONS TO SHAREHOLDERS

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes.  The character of dividends and distributions made during the fiscal year from net investment income and or realized gains may differ from their ultimate characterization for federal income tax purposes.  Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

7.	SUBSEQUENT EVENTS

Management has reviewed all events subsequent to the date of the Statement of Assets and Liabilities, including the estimates inherent in the process of preparing these financial statements, through the issuance date of the financial statements.

MAXIM SERIES FUND, INC.

MAXIM SMALL-CAP VALUE PORTFOLIO

SUMMARY OF INVESTMENTS BY SECTOR
JUNE 30, 2010

% of Portfolio
Sector	Investments
Communications	2.75%
Consumer Products & Services	20.69%
Financial Services	36.31%
Health Care Related	6.31%
Industrial Products & Services	7.92%
Natural Resources	6.32%
Technology	9.93%
Transportation	4.31%
Utilities	5.46%
100.00%

MAXIM SERIES FUND, INC.

MAXIM SMALL-CAP VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2010
UNAUDITED

COMMON STOCK

Shares		Value ($)

Aerospace & Defense --- 1.38%
1,400	AAR Corp *	23,436
13,800	Ceradyne Inc *	294,906
12,400	Cubic Corp	451,112
7,500	Esterline Technologies Corp *	355,875
		$1,125,329

Air Freight --- 1.14%
13,600	Air Transport Services Group Inc *	64,736
17,400	Atlas Air Worldwide Holdings Inc *	826,500
3,400	Dynamex Inc *	41,480
		$932,716

Airlines --- 1.11%
9,800	Allegiant Travel Co	418,362
16,000	Hawaiian Holdings Inc *	82,720
66,900	JetBlue Airways Corp *	367,281
6,100	Pinnacle Airlines Corp *	33,184
		$901,547

Auto Parts & Equipment --- 0.39%
21,900	Standard Motor Products Inc	176,733
2,100	Superior Industries International Inc	28,224
4,000	TRW Automotive Holdings Corp *	110,280
		$315,237

Banks --- 10.36%
7,200	1st Source Corp	121,824
24,900	Bancorp Inc *	194,967
9,800	Bank of Hawaii Corp	473,830
1,100	Camden National Corp	30,217
6,700	City Holding Co	186,796
47,500	Community Bank System Inc	1,046,425
5,400	Financial Institutions Inc	95,904
1,450	First Citizens BancShares Inc Class A	278,879
8,100	First Financial Bankshares Inc	389,529
3,300	First Financial Corp	85,173
10,700	First Midwest Bancorp Inc	130,112
10,200	FirstMerit Corp	174,726
49,100	Fulton Financial Corp	473,815
4,400	Great Southern Bancorp Inc	89,364
2,900	Independent Bank Corp (MA)	71,572
7,900	Lakeland Bancorp Inc	67,308
4,300	Lakeland Financial Corp	85,914
3,400	MainSource Financial Group Inc	24,378
2,300	NBT Bancorp Inc	46,966
2,100	Northrim BanCorp Inc	32,508
45,800	Old National Bancorp	474,488
1,200	Orrstown Financial Services Inc	26,556
10,400	Park National Corp	676,416
13,900	Santander BanCorp *	175,696
8,000	SCBT Financial Corp	281,760
2,900	State Bancorp Inc	27,550
5,600	Suffolk Bancorp	173,264
8,700	Sun Bancorp Inc *	32,712
18,600	SVB Financial Group *	766,878
9,300	SY Bancorp Inc	213,714
800	Tompkins Financial Corp	30,200
3,400	Trustmark Corp	70,788
27,800	United Bankshares Inc	665,532
4,800	Washington Trust Bancorp Inc	81,792
30,700	Webster Financial Corp	550,758
2,700	WesBanco Inc	45,495
8,000	West Bancorp Inc	54,480
		$8,448,286

Biotechnology --- 0.67%
12,000	Martek Biosciences Corp *	284,520
4,300	Osiris Therapeutics Inc *	24,983
36,300	Vanda Pharmaceuticals Inc *	239,943
		$549,446

Broadcast/Media --- 0.16%
12,100	Harte-Hanks Inc	126,445
		$126,445

Building Materials --- 0.55%
44,600	Gibraltar Industries Inc *	450,460
		$450,460

Chemicals --- 3.11%
47,700	A Schulman Inc	904,392
2,800	Cytec Industries Inc	111,972
6,200	Innophos Holdings Inc	161,696
5,700	Innospec Inc	53,466
4,100	Minerals Technologies Inc	194,914
23,100	OM Group Inc *	551,166
14,600	Omnova Solutions Inc *	114,026
43,200	PolyOne Corp *	363,744
7,700	Spartech Corp *	78,925
		$2,534,301

Communications - Equipment --- 1.17%
19,400	Arris Group Inc *	197,686
1,200	Bel Fuse Inc Class B	19,812
5,600	Black Box Corp	156,184
17,900	InterDigital Inc *	441,951
4,000	Oplink Communications Inc *	57,320
1,000	Plantronics Inc	28,600
10,300	Symmetricom Inc *	52,427
		$953,980

Computer Hardware & Systems --- 0.38%
54,000	ADPT Corp *	156,060
10,700	Imation Corp *	98,333
10,300	Novatel Wireless Inc *	59,122
		$313,515

Computer Software & Services --- 1.80%
5,000	Actuate Corp *	22,250
134,500	EarthLink Inc	1,070,620
9,400	Epicor Software Corp *	75,106
8,700	Fair Isaac Corp	189,573
8,300	Net 1 UEPS Technologies Inc *	111,303
		$1,468,852

Conglomerates --- 0.72%
12,600	Carlisle Cos Inc	455,238
5,100	Standex International Corp	129,285
		$584,523

Cosmetics & Personal Care --- 0.04%
2,000	Nutraceutical International Corp *	30,520
		$30,520

Distributors --- 1.26%
4,300	Audiovox Corp Class A *	31,605
14,700	Core-Mark Holding Co Inc *	402,780
9,900	Houston Wire & Cable Co	107,415
2,000	Lawson Products Inc	33,960
13,400	WESCO International Inc *	451,178
		$1,026,938

Electric Companies --- 2.87%
5,100	Cleco Corp	134,691
55,400	El Paso Electric Co *	1,071,990
37,600	UniSource Energy Corp	1,134,768
		$2,341,449

Electronic Instruments & Equipment --- 4.54%
64,200	Agilysys Inc	429,498
2,200	Anixter International Inc *	93,720
2,200	AO Smith Corp	106,018
38,600	AVX Corp	494,852
42,700	Benchmark Electronics Inc *	676,795
19,100	Brightpoint Inc *	133,700
38,600	CTS Corp	356,664
2,300	Insight Enterprises Inc *	30,268
16,400	RadiSys Corp *	156,128
12,200	Tech Data Corp *	434,564
9,700	Thomas & Betts Corp *	336,590
58,800	Vishay Intertechnology Inc *	455,112
		$3,703,909

Electronics - Semiconductor --- 1.66%
6,300	DSP Group Inc *	40,257
21,400	Fairchild Semiconductor International Inc *	179,974
201,100	Lattice Semiconductor Corp *	872,774
26,000	Micrel Inc	264,680
		$1,357,685

Financial Services --- 4.34%
45,900	Apollo Investment Corp	428,247
5,500	Arlington Asset Investment Corp Class A	103,565
16,000	BlackRock Kelso Capital Corp	157,920
9,700	Calamos Asset Management Inc Class A	90,016
31,200	Compass Diversified Holdings	418,392
2,900	Encore Capital Group Inc *	59,769
2,900	Gladstone Capital Corp	31,349
4,800	Hercules Technology Growth Capital Inc	44,208
10,700	Kayne Anderson Energy Development Co	162,319
72,500	KKR Financial Holdings LLC	540,850
4,400	Marlin Business Services Corp *	53,196
38,700	MCG Capital Corp	186,921
3,500	Medallion Financial Corp	23,100
3,500	NGP Capital Resources Co	25,095
51,000	PHH Corp *	971,040
28,900	TICC Capital Corp	242,760
		$3,538,747

Food & Beverages --- 0.76%
1,200	Andersons Inc	39,108
1,100	Coca-Cola Bottling Co Consolidated	52,712
2,600	Del Monte Foods Co	37,414
2,600	John B Sanfilippo & Son Inc *	37,622
4,100	Lancaster Colony Corp	218,776
5,600	MGP Ingredients Inc *	37,128
5,700	Nash Finch Co	194,712
		$617,472

Foreign Banks --- 0.95%
61,900	Banco Latinoamericano de Exportaciones SA	773,131
		$773,131

Gold, Metals & Mining --- 0.56%
35,800	Worthington Industries Inc	460,388
		$460,388

Health Care Related --- 1.78%
6,200	AMN Healthcare Services Inc *	46,376
26,400	Health Management Associates Inc Class A *	205,128
21,900	Healthspring Inc *	339,669
17,550	Lincare Holdings Inc *	570,551
2,800	Magellan Health Services Inc *	101,696
4,300	PharMerica Corp *	63,038
6,000	Skilled Healthcare Group Inc *	40,740
5,000	US Physical Therapy Inc *	84,400
		$1,451,598

Homebuilding --- 2.07%
36,100	Beazer Homes USA Inc *	131,043
26,200	Meritage Homes Corp *	426,536
23,500	Ryland Group Inc	371,770
229,200	Standard Pacific Corp *	763,236
		$1,692,585

Hotels/Motels --- 0.03%
3,900	Red Lion Hotels Corp *	23,283
		$23,283

Household Goods --- 1.51%
10,400	Blyth Inc	354,328
53,800	Central Garden & Pet Co *	482,586
20,100	Furniture Brands International Inc *	104,922
10,300	Helen of Troy Ltd *	227,218
4,500	Lifetime Brands Inc *	65,790
		$1,234,844

Insurance Related --- 6.58%
10,200	Allied World Assurance Co Holdings Ltd	462,876
8,300	Alterra Capital Holdings Ltd	155,874
111,100	American Equity Investment Life Holding Co	1,146,552
5,600	American Physicians Capital Inc	172,760
17,600	Aspen Insurance Holdings Ltd	435,424
13,900	Endurance Specialty Holdings Ltd	521,667
4,000	Enstar Group Ltd *	265,760
2,700	First Mercury Financial Corp	28,566
5,600	FPIC Insurance Group Inc *	143,640
32,100	Montpelier Re Holdings Ltd	479,253
13,900	National Financial Partners Corp *	135,803
29,400	Phoenix Cos Inc *	62,034
29,000	Platinum Underwriters Holdings Ltd	1,052,410
1,200	ProAssurance Corp *	68,112
9,400	Unitrin Inc	240,640
		$5,371,371

Investment Bank/Brokerage Firm --- 0.67%
90,400	BGC Partners Inc Class A	461,944
3,600	Oppenheimer Holdings Inc Class A	86,220
		$548,164

Leisure & Entertainment --- 1.48%
19,600	Arctic Cat Inc *	178,556
9,400	Isle of Capri Casinos Inc *	87,044
41,200	JAKKS Pacific Inc *	592,456
5,500	Multimedia Games Inc *	24,750
8,200	RC2 Corp *	132,102
13,500	Sturm Ruger & Co Inc	193,455
		$1,208,363

Machinery --- 2.91%
9,400	Altra Holdings Inc *	122,388
7,300	Briggs & Stratton Corp	124,246
10,400	Crane Co	314,184
1,600	EnPro Industries Inc *	45,040
3,800	Kadant Inc *	66,196
8,700	Mueller Industries Inc	214,020
15,900	Oshkosh Corp *	495,444
8,800	Tecumseh Products Co Class A *	97,856
5,100	Toro Co	250,512
22,400	Watts Water Technologies Inc Class A	641,984
		$2,371,870

Manufacturing --- 0.14%
12,100	Methode Electronics Inc	117,854
		$117,854

Medical Products --- 2.40%
9,900	American Medical Systems Holdings Inc *	218,988
1,600	Cooper Cos Inc	63,664
2,800	Cyberonics Inc *	66,304
15,500	Hill-Rom Holdings Inc	471,665
34,000	Invacare Corp	705,160
1,600	SonoSite Inc *	43,376
12,600	STERIS Corp	391,608
		$1,960,765

Miscellaneous --- 0.21%
4,900	ATC Technology Corp *	78,988
4,300	G&K Services Inc Class A	88,795
		$167,783

Oil & Gas --- 4.03%
83,900	Complete Production Services Inc *	1,199,770
66,000	Hercules Offshore Inc *	160,380
11,400	Oil States International Inc *	451,212
5,500	Petroleum Development Corp *	140,910
75,200	Petroquest Energy Inc *	508,352
11,900	RAM Energy Resources Inc *	24,633
27,600	Stone Energy Corp *	308,016
12,100	Unit Corp *	491,139
		$3,284,412

Paper & Forest Products --- 1.63%
36,400	Buckeye Technologies Inc *	362,180
1,200	Clearwater Paper Corp *	65,712
13,900	Domtar Corp	683,185
3,500	Glatfelter	37,975
10,600	KapStone Paper & Packaging Corp *	118,084
3,300	Neenah Paper Inc	60,390
		$1,327,526

Personal Loans --- 0.98%
104,500	Advance America Cash Advance Centers Inc	431,585
9,600	QC Holdings Inc	35,328
8,700	World Acceptance Corp *	333,297
		$800,210

Pharmaceuticals --- 1.35%
18,000	Matrixx Initiatives Inc *	82,800
32,400	Medicis Pharmaceutical Corp Class A	708,912
10,300	Par Pharmaceutical Cos Inc *	267,388
4,100	ViroPharma Inc *	45,961
		$1,105,061

Pollution Control --- 0.05%
5,700	Casella Waste Systems Inc Class A *	21,774
4,100	EnergySolutions Inc	20,869
		$42,643

Printing & Publishing --- 1.03%
2,800	Consolidated Graphics Inc *	121,072
36,600	Gannett Co Inc	492,636
17,200	Lee Enterprises Inc *	44,204
20,700	McClatchy Co Class A *	75,348
3,400	Valassis Communications Inc *	107,848
		$841,108

Real Estate --- 11.87%
36,300	Ashford Hospitality Trust REIT *	266,079
6,000	Associated Estates Realty Corp REIT	77,700
3,900	BRT Realty Trust REIT	23,010
42,900	CapLease Inc REIT	197,769
9,000	CBL & Associates Properties Inc REIT	111,960
93,100	Colonial Properties Trust REIT	1,352,742
58,300	Equity One Inc REIT	909,480
25,600	Extra Space Storage Inc REIT	355,840
51,600	FelCor Lodging Trust Inc REIT *	257,484
8,600	First Potomac Realty Trust REIT	123,582
40,000	HRPT Properties Trust REIT	248,400
21,000	LaSalle Hotel Properties REIT	431,970
63,500	Lexington Realty Trust REIT	381,635
1,000	LTC Properties Inc REIT	24,270
43,800	Medical Properties Trust Inc REIT	413,472
17,200	Mission West Properties Inc REIT	117,304
10,300	Monmouth Real Estate Investment Corp REIT	76,117
30,400	National Health Investors Inc REIT	1,172,224
27,200	One Liberty Properties Inc REIT	405,552
25,500	Parkway Properties Inc REIT	371,535
61,500	Resource Capital Corp REIT	349,320
15,200	Sun Communities Inc REIT	394,592
25,800	Sunstone Hotel Investors Inc REIT *	256,194
10,400	UMH Properties Inc REIT	104,728
136,600	U-Store-It Trust REIT	1,019,036
18,300	Winthrop Realty Trust REIT	234,423
		$9,676,418

Restaurants --- 1.54%
22,200	Cheesecake Factory Inc *	494,172
24,700	O'Charley's Inc *	130,910
4,000	PF Chang's China Bistro Inc	158,600
55,200	Ruby Tuesday Inc *	469,200
		$1,252,882

Retail --- 4.58%
57,000	Borders Group Inc *	75,810
5,400	Brown Shoe Co Inc	81,972
13,300	Cato Corp Class A	292,866
33,900	Dillard's Inc	728,850
3,300	Group 1 Automotive Inc *	77,649
16,900	Jo-Ann Stores Inc *	633,919
11,200	Kirkland's Inc *	189,000
47,600	MarineMax Inc *	330,344
14,000	Pier 1 Imports Inc *	89,740
15,700	Retail Ventures Inc *	122,774
16,500	Select Comfort Corp *	144,375
19,400	Sonic Automotive Inc Class A *	166,064
22,000	Stage Stores Inc	234,960
16,900	Stein Mart Inc *	105,287
6,300	Tuesday Morning Corp *	25,137
17,700	Williams-Sonoma Inc	439,314
		$3,738,061

Savings & Loans --- 2.44%
23,900	Brookline Bancorp Inc	212,232
28,400	Dime Community Bancshares	350,172
5,200	First Defiance Financial Corp	46,488
4,000	First Niagara Financial Group Inc	50,120
11,200	First Place Financial Corp	33,600
18,600	OceanFirst Financial Corp	224,502
28,700	Provident Financial Services Inc	335,503
7,400	Provident New York Bancorp	65,490
83,900	TrustCo Bank Corp NY	469,840
5,600	WSFS Financial Corp	201,208
		$1,989,155

Specialized Services --- 2.50%
22,400	Acxiom Corp *	329,056
8,700	CIBER Inc *	24,099
49,400	CSG Systems International Inc *	905,502
30,800	Diamond Management & Technology Consultants Inc	317,548
4,900	On Assignment Inc *	24,647
54,400	SFN Group Inc *	297,024
7,300	VeriFone Holdings Inc *	138,189
		$2,036,065

Telephone & Telecommunications --- 1.38%
18,800	IDT Corp Class B *	239,700
18,600	SureWest Communications *	117,924
59,600	USA Mobility Inc	770,032
		$1,127,656

Textiles --- 1.06%
43,000	Jones Apparel Group Inc	681,550
8,900	Oxford Industries Inc	186,277
		$867,827

Tobacco --- 0.18%
32,800	Alliance One International Inc *	116,768
700	Universal Corp	27,776
		$144,544

Transportation --- 1.60%
7,500	Amerco Inc *	412,875
62,400	Excel Maritime Carriers Ltd *	319,488
11,500	Ryder System Inc	462,645
5,200	Werner Enterprises Inc	113,828
		$1,308,836

Utilities --- 2.47%
5,700	Chesapeake Utilities Corp	178,980
18,900	Nicor Inc	765,450
8,000	Northwest Natural Gas Co	348,560
16,600	NorthWestern Corp	434,920
9,800	Southwest Gas Corp	289,100
		$2,017,010

Water --- 0.03%
2,500	Consolidated Water Co Ltd	28,450
		$28,450

TOTAL COMMON STOCK --- 98.42%		$80,291,220
(Cost $76,058,149)

SHORT-TERM INVESTMENTS

Par Value ($)		Value ($)

1,633,000	Federal Home Loan Bank	1,633,000
	0.00% July 1, 2010
305,000	United States of America	304,948
	0.08% September 16, 2010

TOTAL SHORT-TERM INVESTMENTS --- 2.38%		$1,937,948
(Cost $1,937,948)

OTHER ASSETS & LIABILITIES --- (0.80%)		$(655,586)

TOTAL NET ASSETS --- 100%		$81,573,582
(Cost $77,996,097)

At June 30, 2010, the Portfolio had the following outstanding future contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized (Depreciation)
Russell 2000 Mini Long Futures	22	$1,337,160	Sept 2010	$(87,884)

Legend

*	Non-income Producing Security
REIT	Real Estate Investment Trust

Management determines the Portfolio's industry classifications using one or more widely recognized market indexes or ratings group indexes. Industries are shown as a percent of total net assets.
See Notes to Financial Statements.

SHAREHOLDER EXPENSE EXAMPLE
Maxim Small-Cap Value Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 31, 2009 to June 30, 2010).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6) , then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(12/31/09)	(06/30/10)	(12/31/09-06/30/10)

Actual	$1,000.00	$1,011.78	$6.98

Hypothetical
(5% return before expenses)	$1,000.00	$1,017.85	$7.00

*Expenses are equal to the Portfolio's annualized expense ratio of 1.40%, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period.

Availability of Quarterly Portfolio Schedule.
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures.
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (866) 831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (866) 831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Investment Advisory Contract Approvals

The Board of Directors (the "Board") of Maxim Series Fund, Inc. (the "Fund"), including the Directors who are not interested persons of the Fund (the "Independent Directors"), at a meeting held on April 26, 2010 (the "Meeting"), approved the continuation of (i) with respect to each of the Fund's Portfolios, the investment advisory agreement (the "Advisory Agreement") between the Fund and GW Capital Management, LLC, doing business as Maxim Capital Management, LLC ("MCM"), and (ii) with respect to the Portfolios that are also sub-advised, as indicated below, the investment sub-advisory agreements (the "Sub-Advisory Agreements") between the Fund, MCM and the following Sub-Advisers:

Sub-Adviser	Portfolio(s)
Ariel Investments, LLC	Maxim Ariel Small-Cap Value Portfolio Maxim Ariel MidCap Value Portfolio
Federated Investment Management Company	Maxim Federated Bond Portfolio
Goldman Sachs Asset Management, L.P.	Maxim MidCap Value Portfolio
Invesco Advisers, Inc.* (formerly known as Invesco Institutional (N.A.), Inc.)	Maxim Invesco ADR Portfolio Maxim Small-Cap Value Portfolio
Franklin Advisers, Inc.	Maxim Global Bond Portfolio
Janus Capital Management LLC	Maxim Janus Large Cap Growth Portfolio
Loomis, Sayles & Company, L.P.	Maxim Loomis Sayles Bond Portfolio Maxim Loomis Sayles Small-Cap Value Portfolio
Massachusetts Financial Services Company	Maxim MFS International Growth Portfolio Maxim MFS International Value Portfolio
Mellon Capital Management Corporation	Maxim Index 600 Portfolio Maxim Stock Index Portfolio Maxim S&P 500 Index® Portfolio
Putnam Investment Management, LLC	Maxim Putnam High Yield Bond Portfolio
Silvant Capital Management LLC	Maxim Small-Cap Growth Portfolio
T. Rowe Price Associates, Inc.	Maxim T. Rowe Price MidCap Growth Portfolio Maxim T. Rowe Price Equity/Income Portfolio
*
At the close of business on December 31, 2009, Invesco Global Asset Management (N.A.), Inc., former Sub-Adviser to the Maxim Invesco ADR Portfolio, merged into Invesco Institutional (N.A.), Inc., which was renamed Invesco Advisers, Inc.

Pursuant to the Advisory Agreement, MCM acts as investment adviser and, subject to oversight by the Board, directs the investments of each Portfolio in accordance with its investment objective, policies and limitations.  MCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund.  In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits MCM to enter into and materially amend Sub-Advisory Agreements with Board approval but without shareholder approval.  Under this structure, MCM is also responsible for monitoring and evaluating the performance of the Sub-Advisers and for recommending the hiring, termination and replacement of Sub-Advisers to the Board.

Pursuant to the Sub-Advisory Agreements, each Sub-Adviser, subject to general supervision and oversight by MCM and the Board, is responsible for the day-to-day management of the Portfolio(s) sub-advised by it, and for making decisions to buy, sell or hold any particular security.  MCM is responsible for the day-to-day management of the Portfolios that do not have a Sub-Adviser.

On March 23, 2010, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by MCM and the Sub-Advisers in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreements (collectively, the "Agreements").  The Independent Directors also considered additional information provided in response to their requests made following the March meeting.

In approving the continuation of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements.  The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year.  In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board's approvals were based on each Director's business judgment after consideration of the information as a whole.  Individual Directors may have weighted certain factors differently and assigned varying degrees of materiality to information considered by the Board.

Based upon its review of the Agreements and the information provided to it, the Board concluded that the Agreements were fair and reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment.  The principal factors and conclusions that formed the basis for the Directors' determinations to approve the continuation of the Agreements are discussed below.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of services provided and to be provided to the Portfolios by MCM and the Sub-Advisers.  Among other things, the Board considered each adviser's personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Portfolios, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Portfolios.  The Board also considered each adviser's reputation for management of its investment strategies, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures, as well as the adviser's practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions.  Consideration also was given to the fact that the Board meets with representatives of the advisers at regular Board meetings held throughout the year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser's communications with the Board, as well as the adviser's responsiveness to the Board, was taken into account.  The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Portfolios by MCM and the Sub-Advisers.

Investment Performance

The Board considered the investment performance of each Portfolio.  The Board reviewed performance information for each Portfolio as compared against various benchmarks and the performance of similar funds.  For Portfolios other than the Fund's "Index Portfolios" (comprised of the Maxim Bond Index Portfolio, Maxim Index 600 Portfolio, Maxim Stock Index Portfolio, and Maxim S&P 500 Index Portfolio), this information included, to the extent applicable, annualized returns for the one-, three-, five-, and ten-year periods ended December 31, 2009, calendar year returns for the five-year period ended December 31, 2009, and risk-adjusted performance measures.  In addition, except for the Index Portfolios and the Fund's "Asset Allocation Portfolios" (comprised of the Maxim Profile Portfolios, Maxim Lifetime Asset Allocation Portfolios, Maxim SecureFoundation Lifetime Portfolios, and Maxim SecureFoundation Balanced Portfolio), for which Morningstar performance information is not provided, this information also included the Portfolios' Morningstar category and overall ratings and a rolling quarterly analysis of long-term performance relative to the applicable Morningstar category.  The Board also considered the composition of each Portfolio's "peer" group of funds, as determined by MCM based on funds of similar size and asset class from within, to the extent applicable, the Portfolio's Morningstar category.  In evaluating the performance of each Portfolio, the Board noted how the Portfolio performed relative to the short- and long-term returns of the applicable benchmarks and peer groups.

For Portfolios other than the Index Portfolios and Asset Allocation Portfolios, the Board assessed performance based principally on the long-term rolling quarterly analysis for each Portfolio in which each quarter's performance is, in turn, based on a composite of the Portfolio's 3-, 5- and 10-year annualized returns, 3- and 5-year risk-adjusted performance, and Morningstar rating.  For purposes of its annual review of advisory contracts, the Board generally considered a Portfolio to have performed satisfactorily unless the Portfolio has had a history of persistent underperformance based on the Portfolio's long-term rolling analysis.  In this regard, the Board noted that the Maxim Ariel Small-Cap Value Portfolio, Maxim Ariel MidCap Value Portfolio, Maxim MFS International Value Portfolio, Maxim Putnam High Yield Bond Portfolio, and Maxim Small-Cap Growth Portfolio fell below the Portfolio quantitative benchmark for long-term performance.

With regard to the Ariel Portfolios, the Board considered the factors attributing to the Portfolios' performance, the current market for the Portfolios' shares, and the Portfolios' position in the Fund's overall Portfolio lineup. The Board noted that the Portfolios had performed significantly better than the median fund performance for funds within their Morningstar categories over the most recent calendar-year period, and concluded that, despite the Portfolios' underperformance over the long-term, there is a market for the Portfolios' shares.  With regard to the Maxim MFS International Value Portfolio, the Board noted that MFS replaced the Portfolio's previous Sub-Adviser in September 2009, and concluded that, in light of the Portfolio's competitive performance since the change in Sub-Advisers, the Board was satisfied with the management of the Portfolio.  Similarly, with respect to the Maxim Putnam High Yield Bond Portfolio, the Board noted that Putnam had replaced the Portfolio's previous Sub-Adviser in August 2009, and concluded that, in light of the Portfolio's competitive performance since the change in Sub-Advisers, the Board was satisfied with the management of the Portfolio.  With regard to the Maxim Small-Cap Growth Portfolio, the Board considered the factors attributing to the Portfolio's performance, changes in the management of the Sub-Adviser, and the short-term and long-term performance of the Portfolio.  The Board also took into consideration its discussion with management regarding monitoring the Portfolio's performance, and concluded that the Portfolio's performance was being addressed.  As to the remaining Portfolios (other than the Index Portfolios and Asset Allocation Portfolios), the Board determined that it was satisfied with investment performance.

The Board reviewed the performance of each Index Portfolio as compared against the performance of the index or composite index the Portfolio is designed to track, and concluded that it was satisfied with the investment performance of the Index Portfolios.  The Board also reviewed, to the extent available, the performance of each Asset Allocation Portfolio as compared against the performance of similarly managed funds.  Based on the information provided, the Board concluded that it was satisfied with the investment performance of the Maxim Profile Portfolios.  With respect to the Maxim Lifetime Asset Allocation Portfolios, the Board noted that these Portfolios had commenced operations on May 1, 2009, and concluded that, in light of the Portfolios' short track record, the Board was generally satisfied with the management of these Portfolios.  With regard to the Maxim SecureFoundation Lifetime Portfolios and Maxim SecureFoundation Balanced Portfolio, the Board noted that no performance information was provided for their consideration as these Portfolios had only recently commenced operations.

Costs and Profitability

The Board considered the costs of services provided and profits estimated to have been realized by MCM and, to the extent available, the Sub-Advisers from their relationships with the Portfolios.  With respect to the costs of services, the Board considered the structure and the level of the applicable investment management fees and other expenses payable by the Portfolios, as well as the structure and level of the applicable sub-advisory fees payable by MCM to the Sub-Advisers.  In evaluating the applicable management and sub-advisory fees, the Board considered the fees payable by and the total expense ratios of similar funds managed by other investment advisers, as determined by MCM based on each Portfolio's Morningstar category, to the extent applicable. With the exception of the Index Portfolios and Asset Allocation Portfolios (for which comparable information from Morningstar was not available), the Board also considered each Portfolio's total expense ratio in comparison to the median expense ratio for all funds within the same Morningstar fund category as the Portfolio.

Based on the information provided, the Board noted that the Portfolios' management fees were within the range of fees paid by similar funds, although some of the fees were at the higher end of the range.  The Board also noted that the total annual operating expense ratios of the Portfolios (other than the Index Portfolios and Asset Allocation Portfolios) were generally comparable to the annual expense ratios of similar funds, although some Portfolios had expense ratios that were at the higher end in comparison to the similar funds, including the Maxim Small-Cap Value Portfolio, Maxim MidCap Value Portfolio, Maxim Global Bond Portfolio, and Maxim Putnam High Yield Bond Portfolio.  The Board further noted that the Portfolios' expense ratios were near or lower than the median expense ratio for the applicable Morningstar fund category, with the exception of the Maxim Global Bond Portfolio which, relative to the other Portfolios, had an expense ratio that was notably higher than the median expense ratio for its Morningstar fund category.  Additionally, the Board considered the fact that MCM charged higher advisory fees to certain internally managed Maxim Bond Portfolios than to certain similarly managed institutional bond portfolios, as well as the differences in the nature and extent of the services provided and the risks assumed by MCM in connection with those Maxim accounts and the similarly managed institutional accounts, as presented by MCM.

With respect to the Index Portfolios and Profile Portfolios, the Board noted that the Portfolios' total expense ratios were within the range of those of similar funds, even though some Portfolios had expense ratios that were at the higher end of the range, including the Maxim Bond Index Portfolio and Maxim S&P 500 Portfolio.  With regard to the sub-advisory fees, it was noted that those fees are paid by MCM out of its management fees, and that the rates payable by MCM to the Sub-Advisers were the generally result of arms-length negotiations given that, with the exception of Putnam, none of the Sub-Advisers is an affiliate of MCM.

As for the Lifetime Portfolios, the Board noted that the Portfolios' management fees were within the range of fees paid by similar funds, although some of the fees were at the higher end of the range.  The Board also noted that the total annual operating expense ratios of the Lifetime Portfolios were higher in comparison to the expense ratios of similar funds.

The Board also considered the overall financial soundness of MCM and each Sub-Adviser and the profits estimated to have been realized by MCM and its affiliates and, to the extent practicable, by the Sub-Advisers.  The Board requested and reviewed the financial statements and profitability information from MCM and, to the extent such information was available, the Sub-Advisers.  In evaluating the information provided by MCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose.  The Board further noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as MCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is generally not publicly available and is affected by numerous factors, including the adviser's organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser's assumptions regarding allocations of revenue and expenses.  Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by MCM and, if applicable, the Sub-Advisers were reasonable in relation to the nature, extent and quality of the services provided.

Economies of Scale

The Board considered the extent to which economies of scale may be realized as the Portfolios grow and whether current fee levels reflect these economies of scale for the benefit of investors.  In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Portfolios and MCM, respectively, comparative fee information, the profitability and financial condition of MCM, and the current level of Portfolio assets.   Based on the information provided, the Board concluded that the Portfolios generally were not of sufficient size to identify economies of scale.

Other Factors

The Board considered ancillary benefits derived or to be derived by MCM or the Sub-Advisers from their relationships with the Portfolios as part of the total mix of information evaluated by the Board.  In this regard, the Board noted that certain Sub-Advisers received ancillary benefits from soft-dollar arrangements by which brokers provide research to the Sub-Adviser in return for allocating the Portfolio's brokerage to such brokers.  The Board also noted where services were provided to the Portfolios by an affiliate of MCM or a Sub-Adviser, and took into account the fact that the Portfolios are used as funding vehicles under variable life and annuity contracts offered by insurance companies affiliated with MCM and as funding vehicles under retirement plans for which affiliates of MCM may provide various retirement plan services.  The Board also considered the extent to which the Profile Portfolios may invest in certain fixed interest contracts issued and guaranteed by MCM's parent company, Great-West Life & Annuity Insurance Company ("GWL&A"), and the benefits derived or to be derived by GWL&A from such investments.  Additionally, the Board considered the extent to which GWL&A and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits.  The Board concluded that the Portfolios' management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by MCM or the Sub-Adviser.

ITEM 2.	CODE OF ETHICS.

Not required in filing.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in filing.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in filing.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not required in filing.

ITEM 6.	SCHEDULE OF INVESTMENTS.

The schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1) Not required in filing.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.
By:	/s/ M.T.G. Graye

M.T.G. Graye
President & Chief Executive Officer

Date:	August 20, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ M.T.G. Graye

M.T.G. Graye
President & Chief Executive Officer

Date:	August 20, 2010

By:	/s/ M.C. Maiers

M.C. Maiers
Chief Financial Officer, Treasurer & Investment Operations Compliance Officer
Date:	August 20, 2010